Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	21.00%
Operating Loss Carryforwards		$ 13,818,117